Filed under Rule 497(k)
Registration No. 811-3738

VALIC COMPANY I

Growth & Income Fund

(the “Fund”)

Supplement to the Summary Prospectus dated October 1, 2012, as supplemented to date

Effective immediately, Jay Merchant serves as a portfolio manager of the Fund, replacing Steven Neimeth. Accordingly, under Investment Adviser, the portfolio management disclosure pertaining to Mr. Neimeth is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Jay Merchant, CFA	2013	Vice President

Date: August 16, 2013